Other Comprehensive Income (Loss) - Summary of Reclassification Out of AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other non-interest expense	$ (48)	$ 3,419	$ 1,431
Total before tax	67,989	(15,910)	46,051
Income tax benefit	(16,223)	4,257	(9,965)
Net income	51,766	(11,653)	36,086
Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total before tax	382	(37,192)	(11,623)
Income tax benefit	(107)	10,358	3,271
Net income	275	(26,834)	(8,352)
Reclassification out of Accumulated Other Comprehensive Income | Reclassification adjustment for (loss) gain included in net income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (loss) on securities transactions	290	(35,851)	(10,847)
Reclassification out of Accumulated Other Comprehensive Income | Reclassification adjustment of actuarial net (loss) included in net income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other non-interest expense	$ 92	$ (1,341)	$ (776)